Annual Total Returns[BarChart] - Invesco SP MidCap 400 Pure Growth ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.45%	16.90%	35.71%	(0.33%)	2.47%	4.19%	20.34%	(13.77%)	17.00%	32.70%